Financial instruments - financial and other risks - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 17, 2022 USD ($) vessel	Jul. 31, 2018 USD ($)	May 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Proceeds from issuing shares	$ 0	$ 2,601,000	$ 50,000,000
Borrowings	2,541,678,000	2,415,326,000
Other disposals of assets
Disclosure of detailed information about financial instruments [line items]
Number of vessels in agreement to sell | vessel				15
Liquidity expected from sale of ships				$ 196,600,000
Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Borrowings	24,821,000	22,471,000
Secured bank loans | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Borrowings	6,400,000	12,300,000
Finance lease | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Borrowings	13,100,000	8,700,000
Citibank / K-Sure Credit Facility | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 76,800,000
Number of vessels | vessel	4
Credit Agricole Credit Facility
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 21,000,000.0
Credit Agricole Credit Facility | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 16,500,000
Number of vessels | vessel	1
Credit Agricole Credit Facility | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 49,100,000
Number of vessels | vessel	3
2021 $21.0 Million Credit Facility
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 21,000,000.0
2021 $21.0 Million Credit Facility | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 17,500,000
Number of vessels | vessel	1
Convertible Notes Due 2022
Disclosure of detailed information about financial instruments [line items]
Borrowings					$ 12,200,000	$ 154,300,000
Convertible Notes Due 2022 | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 69,700,000
Spot market rate risk
Disclosure of detailed information about financial instruments [line items]
Amount of changes in spot rate used for sensitivity analysis	1,000
Impact on operating income (loss) due to increase (decrease) in spot rate in sensitivity analysis	$ 46,900,000	$ 46,200,000	$ 41,700,000
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Percentage of change in interest rates used for sensitivity analysis	1.00%	1.00%	1.00%
Impact on profit (loss) due to changes in interest rate in sensitivity analysis	$ 26,500,000	$ 26,700,000	$ 23,100,000